OTHER NON-CURRENT ASSETS (Schedule of Other Non-Current Assets) (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2016 CNY (¥) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 CNY (¥)	Jun. 21, 2011 CNY (¥)
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposits - long-term	[1]		¥ 23,238	$ 3,348	¥ 27,645
Other Asset Impairment Charges | $		$ 0
Arrangement for Robotic Radio Surgery System [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Deposits - long-term			14,078	2,028		¥ 23,608
Security deposits non-current			¥ 12,803	$ 1,844
Number of installments | item			10	10

[1]	On June 21, 2011, the Group provided interest-free financing amounting to RMB23,608 to Changhai Hospital, a third party, for the purchase of a robotic radiosurgery system. As at December 31, 2016, the outstanding balance was RMB14,078 (US$2,028), of which RMB12,803 (US$1,844) will be collected from 2018 to 2027 in 10 installments and thus classified as non-current. The balance also included deposit refundable each year for the secured borrowings amounting to RMB9,339 (US$1,345) (note 20).